OTHER PAYABLES AND ACCRUED EXPENSES (Details) - CNY (¥) ¥ in Thousands	Sep. 30, 2022	Sep. 30, 2021
OTHER PAYABLES AND ACCRUED EXPENSES
Payable for purchase of plant and equipment	¥ 5,789	¥ 9,169
Salaries and bonus payable	4,908	4,724
Accrued interest	20,388	12,102
Other taxes payable	4,159	2,407
Deposits from others	4,689	2,434
Deferred government subsidies	887	1,039
Payable for penalty	12,734	12,812
Others	11,378	10,683
Other payables and accrued expenses	¥ 64,932	¥ 55,374